STOCK-BASED COMPENSATION (Detail 1) - PRSUs and LTIP Units	12 Months Ended
Dec. 31, 2015 $ / shares
Awards granted in January 1, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 19.35
Dividend Yield	8.27%
Risk Free interest rate at time of grant, minimum	0.03%
Risk Free interest rate at time of grant, maximum	0.35%
Expected volatility, minimum	35.64%
Expected volatility, maximum	38.53%
Award granted in January 1, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 23.85
Dividend Yield	4.24%
Risk Free interest rate at time of grant, minimum	0.05%
Risk Free interest rate at time of grant, maximum	0.43%
Expected volatility, minimum	15.56%
Expected volatility, maximum	23.83%
Awards granted in December 31, 2013 and January 1, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 29.80
Dividend Yield	6.44%
Risk Free interest rate at time of grant, minimum	0.04%
Risk Free interest rate at time of grant, maximum	0.86%
Expected volatility, minimum	24.16%
Expected volatility, maximum	25.86%
Award granted in March 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 40.57
Dividend Yield	5.23%
Risk Free interest rate at time of grant, minimum	0.10%
Risk Free interest rate at time of grant, maximum	0.94%
Expected volatility, minimum	20.06%
Expected volatility, maximum	21.09%
Award granted in April 1, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 40.74
Dividend Yield	5.20%
Risk Free interest rate at time of grant, minimum	0.09%
Risk Free interest rate at time of grant, maximum	0.91%
Expected volatility, minimum	20.06%
Expected volatility, maximum	21.08%
Awards granted in July 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing Price on date of grant	$ 36.26
Dividend Yield	6.07%
Risk Free interest rate at time of grant, minimum	0.13%
Risk Free interest rate at time of grant, maximum	1.08%
Expected volatility, minimum	20.06%
Expected volatility, maximum	20.21%